UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kochis Fitz
Address: 60 Spear Street, Suite 1100

         San Francisco, CA  94105

13F File Number:  028-11864

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Operating Officer
Phone:     415.394.6670

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     January 17, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $248,054 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDTY 36   06738C778     6849   139945 SH       SOLE                   139945        0        0
BARCLAYS BK PLC                GSCI TTL RET36   06738C794    33456   828115 SH       SOLE                   828115        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    49062    13383 SH       SOLE                    13383        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3300     3000 SH       SOLE                     3000        0        0
EXXON MOBIL CORP               COM              30231G102      449     5861 SH       SOLE                     5861        0        0
GENERAL ELECTRIC CO            COM              369604103      860    23114 SH       SOLE                    23114        0        0
ISHARES TR                     MSCI EAFE IDX    464287465    15466   211230 SH       SOLE                   211230        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    19549   171223 SH       SOLE                   171223        0        0
ISHARES TR                     RUSSELL 1000     464287622    14188   184646 SH       SOLE                   184646        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     5061    91976 SH       SOLE                    91976        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     5095    61603 SH       SOLE                    61603        0        0
ISHARES TR                     RUSSELL 2000     464287655      778     9965 SH       SOLE                     9965        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      585     7305 SH       SOLE                     7305        0        0
ISHARES TR                     S&P 500 INDEX    464287200    28389   199925 SH       SOLE                   199925        0        0
ISHARES TR                     DJ US REAL EST   464287739      283     3400 SH       SOLE                     3400        0        0
SPDR TR                        UNIT SER 1       78462F103    64684   456746 SH       SOLE                   456746        0        0